                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      QVT Financial LP
Address:   1177 Avenue of the Americas, 9th Floor,
           New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tracy Fu
Title: Managing Member of QVT Financial GP LLC (General Partner of QVT Financial LP)
Phone:   (212) 705-8888

Signature, Place, and Date of Signing:


/s/ Tracy Fu                          New York, NY           February 14, 2012
------------------------------   ----------------------   ----------------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           60
Form 13F Information Table Value Total:      1239046
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
          COLUMN 1               COLUMN 2      COLUMN 3      COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- -------- ------ -------- ---------- -------- -------- ------ ----
                                                           AMOUNT AND TYPE OF SECURITY
                                                        ---------------------------------                       VOTING AUTHORITY
                                                          VALUE   SHR OR                  INVESTMENT   OTHER  --------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- ------ -------- ---------- -------- -------- ------ ----
AIR LEASE CORP               CL A             00912X302    16957   715174 SH              DEFINED               715174      0    0
ANACOR PHARMACEUTICALS INC   COM              032420101     9466  1796183 SH              DEFINED              1796183      0    0
ARENA PHARMACEUTICALS INC    COM              040047102     8415  4500000 SH              DEFINED              4500000      0    0
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119        0  1651796 SH              DEFINED              1651796      0    0
ASBURY AUTOMOTIVE GROUP INC  COM              043436104    58956  2878437 SH              DEFINED              2878437      0    0
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401      306   149500 SH              DEFINED               149500      0    0
BANK OF AMERICA CORPORATION  COM              060505104    21120  3798494 SH              DEFINED              3798494      0    0
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107    24085  1231982 SH              DEFINED              1231982      0    0
CAPITAL ONE FINL CORP        COM              14040H105    10696   252912 SH              DEFINED               252912      0    0
CARMAX INC                   COM              143130102     6096   200000 SH              DEFINED               200000      0    0
CHINA ZENIX AUTO INTL LTD    ADS              16951E104     7445  2721200 SH              DEFINED              2721200      0    0
CITIGROUP INC                COM NEW          172967424    47703  1813110 SH              DEFINED              1813110      0    0
CYTOKINETICS INC             COM              23282W100     4560  5000000 SH              DEFINED              5000000      0    0
DRYSHIPS INC.                NOTE 5.000%12/0  262498AB4    11060 16000000 PRN             DEFINED             16000000      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401    43010  5403208 SH              DEFINED              5403208      0    0
EXPEDIA INC DEL              COM NEW          30212P303     3967   136699 SH              DEFINED               136699      0    0
FAMILY DLR STORES INC        COM              307000109    12754   221200 SH              DEFINED               221200      0    0
FIRST SOLAR INC              COM              336433107     5189   153700 SH     PUT      DEFINED               153700      0    0
FORTUNE BRANDS HOME & SEC IN COM              34964C106     3857   226467 SH              DEFINED               226467      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104    18334   202745 SH              DEFINED               202745      0    0
HALOZYME THERAPEUTICS INC    COM              40637H109    17205  1809136 SH              DEFINED              1809136      0    0
HUMAN GENOME SCIENCES INC    NOTE 3.000%11/1  444903AN8     8891 10000000 PRN             DEFINED             10000000      0    0
ILLUMINA INC                 NOTE 0.625% 2/1  452327AB5    33415 22000000 PRN             DEFINED             22000000      0    0
INGERSOLL-RAND GLOBAL HLDG C NOTE 4.500% 4/1  45687AAD4    17253 10000000 PRN             DEFINED             10000000      0    0
INHIBITEX INC                COM              45719T103     2214   202406 SH              DEFINED               202406      0    0
INTERMUNE INC                NOTE 5.000% 3/0  45884XAD5     4652  4475000 PRN             DEFINED              4475000      0    0
INTERMUNE INC                NOTE 2.500% 9/1  45884XAE3    17739 23500000 PRN             DEFINED             23500000      0    0
INTERMUNE INC                COM              45884X103    70216  5572720 SH              DEFINED              5572720      0    0
ISHARES TR                   MSCI EMERG MKT   464287234     3794   100000 SH     PUT      DEFINED               100000      0    0
JPMORGAN CHASE & CO          COM              46625H100    89384  2688236 SH              DEFINED              2688236      0    0
LINKEDIN CORP                COM CL A         53578A108    11014   174800 SH              DEFINED               174800      0    0
LINKEDIN CORP                COM CL A         53578A108    12602   200000 SH     PUT      DEFINED               200000      0    0
MBIA INC                     COM              55262C100    29241  2522959 SH              DEFINED              2522959      0    0
MEDIVATION INC               COM              58501N101   108664  2480666 SH              DEFINED              2480666      0    0
OREXIGEN THERAPEUTICS INC    COM              686164104     7423  5123061 SH              DEFINED              5123061      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS          L7257P106    21891  2615369 SH              DEFINED              2615369      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408    17050   686100 SH              DEFINED               686100      0    0
PHARMACYCLICS INC            COM              716933106    16578  1118632 SH              DEFINED              1118632      0    0
PHARMASSET INC               COM              71715N106    40766   317987 SH              DEFINED               317987      0    0
REPROS THERAPEUTICS INC      COM NEW          76028H209     5340  1166180 SH              DEFINED              1166180      0    0
REPROS THERAPEUTICS INC      *W EXP 02/04/201 76028H118     4005   874635 SH              DEFINED               874635      0    0
REPROS THERAPEUTICS INC      *W EXP 02/04/201 76028H126     1492   714286 SH              DEFINED               714286      0    0

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
ROWAN COS INC                COM              779382100    45317  1494116 SH              DEFINED              1494116      0    0
SCORPIO TANKERS INC          SHS              Y7542C106    10226  2091290 SH              DEFINED              2091290      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    44200  3400000 SH     PUT      DEFINED              3400000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103     9412    75000 SH     PUT      DEFINED                75000      0    0
SUNTECH PWR HLDGS CO LTD     ADR              86800C104       88    39706 SH              DEFINED                39706      0    0
SUNTECH PWR HLDGS CO LTD     ADR              86800C104      110    50000 SH     PUT      DEFINED                50000      0    0
SYNTA PHARMACEUTICALS CORP   COM              87162T206     4450   952789 SH              DEFINED               952789      0    0
TCF FINL CORP                COM              872275102    10694  1036200 SH              DEFINED              1036200      0    0
TENET HEALTHCARE CORP        COM              88033G100    15390  3000000 SH              DEFINED              3000000      0    0
THE9 LTD                     ADR              88337K104     6914  1022223 SH              DEFINED              1022223      0    0
TOP SHIPS INC                SHS              Y8897Y123      230   213270 SH              DEFINED               213270      0    0
TPC GROUP INC                COM              89236Y104    56800  2705145 SH              DEFINED              2705145      0    0
TRANSOCEAN LTD               REG SHS          H8817H100    50481  1314959 SH              DEFINED              1314959      0    0
TRANZYME INC                 COM              89413J102     3275  1333333 SH              DEFINED              1333333      0    0
UNIVERSAL DISPLAY CORP       COM              91347P105    16510   450000 SH     PUT      DEFINED               450000      0    0
VIVUS INC                    COM              928551100    83141  8527301 SH              DEFINED              8527301      0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100    25169   725752 SH              DEFINED               725752      0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101     1834   415976 SH              DEFINED               415976      0    0
SUMMARY:
Total Number of Securities is 60
Total Value in 1000s is 1239046

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